Derivative Financial Instruments	12 Months Ended
Dec. 31, 2020
Disclosure of derivative financial instruments [text block] [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
19	DERIVATIVE FINANCIAL INSTRUMENTS

	2020	2019
	USD	USD

Interest rate swaps	-	1,518,249

In 2018, the Group entered into an interest rate swap with a commercial bank exchanging variable interest for fixed interest at specified dates on its term loan 1 (note 16). The interest rate swap’s maturity was in June 2023.

The Company was exposed to variability in future interest cash flows on terms loan and Islamic ijara loan which were subject to interest at a variable rate.

During the year, the Group fully settled the term loans as well as the interest rate swaps. The Group have repaid USD 1,858,753 in settlement.

The details of these derivative financial instruments are as follows:

	Notional	Fair value	Fair value
	amount	asset	liability
	USD	USD	USD

31 December 2020
Designated at FVTPL
Interest rate swaps	-	-	-

31 December 2019
Designated at FVTPL
Interest rate swaps	79,253,015	-	1,518,249